Annual Fund Operating Expenses (Invesco Moderate Growth Allocation Fund, Class Institutional, Invesco Moderate Growth Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Moderate Growth Allocation Fund | Class Institutional, Invesco Moderate Growth Allocation Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement	0.08% [1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) to 0.12% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.